property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
property, plant and equipment
Property, plant and equipment at beginning of period	$ 11,368
Depreciation	1,669	$ 1,617
Property, plant and equipment at end of period	12,091	11,368
Additions in respect of asset retirement obligations	(15)	7
Contractual commitments for the acquisition of property, plant and equipment	177	184
Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	9,086
Property, plant and equipment at end of period	9,656	9,086
Additions in respect of assets under finance lease	100	0
Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	1,193
Property, plant and equipment at end of period	1,223	1,193
Other
property, plant and equipment
Property, plant and equipment at beginning of period	386
Property, plant and equipment at end of period	385	386
Additions in respect of assets under finance lease	1	0
Land
property, plant and equipment
Property, plant and equipment at beginning of period	48
Property, plant and equipment at end of period	48	48
Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	655
Property, plant and equipment at end of period	779	655
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period	33,599	32,906
Additions	2,368	2,493
Additions arising from business acquisitions	26	42
Dispositions, retirements and other	(763)	(1,842)
Property, plant and equipment at end of period	35,230	33,599
Cost/Gross amount | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	28,724	28,284
Additions	1,039	972
Additions arising from business acquisitions	4	25
Dispositions, retirements and other	(767)	(1,724)
Assets under construction put into service	956	1,167
Property, plant and equipment at end of period	29,956	28,724
Cost/Gross amount | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	3,077	2,954
Additions	27	51
Additions arising from business acquisitions	13	8
Dispositions, retirements and other	56	(63)
Assets under construction put into service	100	127
Property, plant and equipment at end of period	3,273	3,077
Cost/Gross amount | Other
property, plant and equipment
Property, plant and equipment at beginning of period	1,095	1,021
Additions	37	44
Additions arising from business acquisitions	9	9
Dispositions, retirements and other	(52)	(48)
Assets under construction put into service	85	69
Property, plant and equipment at end of period	1,174	1,095
Cost/Gross amount | Land
property, plant and equipment
Property, plant and equipment at beginning of period	48	55
Dispositions, retirements and other		(7)
Property, plant and equipment at end of period	48	48
Cost/Gross amount | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	655	592
Additions	1,265	1,426
Assets under construction put into service	(1,141)	(1,363)
Property, plant and equipment at end of period	779	655
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period	(22,231)	(22,442)
Depreciation	1,669	1,617
Dispositions, retirements and other	761	1,828
Property, plant and equipment at end of period	(23,139)	(22,231)
Accumulated depreciation | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(19,638)	(19,950)
Depreciation	1,431	1,396
Dispositions, retirements and other	769	1,708
Property, plant and equipment at end of period	(20,300)	(19,638)
Accumulated depreciation | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	(1,884)	(1,836)
Depreciation	115	106
Dispositions, retirements and other	(51)	58
Property, plant and equipment at end of period	(2,050)	(1,884)
Accumulated depreciation | Other
property, plant and equipment
Property, plant and equipment at beginning of period	(709)	(656)
Depreciation	123	115
Dispositions, retirements and other	43	62
Property, plant and equipment at end of period	$ (789)	$ (709)